Average Annual Total Returns - FidelityAdvisorLargeCapFund-AMCIZPRO - FidelityAdvisorLargeCapFund-AMCIZPRO - Fidelity Advisor Large Cap Fund	Jan. 29, 2024
Fidelity Advisor Large Cap Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	16.06%
Past 5 years	13.79%
Past 10 years	9.70%
Fidelity Advisor Large Cap Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	15.00%
Past 5 years	12.41%
Past 10 years	8.21%
Fidelity Advisor Large Cap Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.03%
Past 5 years	10.81%
Past 10 years	7.51%
Fidelity Advisor Large Cap Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	21.19%
Past 5 years	14.26%
Past 10 years	9.68%
Fidelity Advisor Large Cap Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	18.57%
Past 5 years	14.04%
Past 10 years	9.68%
Fidelity Advisor Large Cap Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	23.47%
Past 5 years	15.45%
Past 10 years	10.65%
Fidelity Advisor Large Cap Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	23.63%
Past 5 years	15.60%
Since Inception	12.02%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%

[1]	AFrom February 1, 2017.